Offerings	Feb. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	STAG Industrial, Inc. Common Stock
Fee Rate	0.01531%
Offering Note	Omitted pursuant to Form S-3 General Instruction II.E. An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the registration fees. Registration fees will be paid subsequently on a pay as you go basis, except as described below. Additional securities (including securities to be issued by additional registrants) may be added by automatically effective post-effective amendment pursuant to Rule 413.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	STAG Industrial, Inc. Preferred Stock
Fee Rate	0.01531%
Offering Note	See note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	STAG Industrial, Inc. Debt Securities
Fee Rate	0.01531%
Offering Note	See note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	STAG Industrial, Inc. Guarantees
Fee Rate	0.01531%
Offering Note	See note 1. STAG Industrial, Inc. may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on debt securities offered by STAG Industrial Operating Partnership, L.P. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	STAG Industrial, Inc. Depositary Shares
Fee Rate	0.01531%
Offering Note	See note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	STAG Industrial, Inc. Warrants
Fee Rate	0.01531%
Offering Note	See note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	STAG Industrial, Inc. Rights
Fee Rate	0.01531%
Offering Note	See note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	STAG Industrial, Inc. Units
Fee Rate	0.01531%
Offering Note	See note 1.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	STAG Industrial Operating Partnership, L.P.Debt Securities
Fee Rate	0.01531%
Offering Note	See note 1.
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	STAG Industrial, Inc. Common Stock
Amount Registered | shares	510,512,750
Carry Forward Form Type	S-3
Carry Forward File Number	333-262791
Carry Forward Initial Effective Date	Feb. 16, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward | $	$ 47,324.53
Offering Note	Additional securities (including securities to be issued by additional registrants) may be added by automatically effective post-effective amendment pursuant to Rule 413. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of all of the registration fees. Registration fees will be paid subsequently on a pay as you go basis, except as described below. STAG Industrial, Inc. has previously registered shares of common stock having an aggregate offering price of up to $750,000,000, offered by means of a 424(b)(5) prospectus supplement, dated February 17, 2022 (the "Prior Prospectus Supplement"), pursuant to a Registration Statement on Form S-3 (Registration No. 333-262791), filed with the Securities and Exchange Commission on February 16, 2022 (the "2022 Registration Statement"). In connection with the filing of the Prior Prospectus Supplement, STAG Industrial, Inc. paid a filing fee of $69,525. As of the date of this registration statement, shares of common stock having an aggregate offering price of up to $510,512,750 were not sold under the Prior Prospectus Supplement. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Carry Forward Securities, and the registration fees totaling $47,324.53 that were previously paid on February 17, 2022 with respect to the Carry Forward Securities will continue to be applied to the Carry Forward Securities. Pursuant to Rule 415(a)(6), the offering of the Carry Forward Securities under the 2022 Registration Statement will be deemed terminated as of the effective date of this registration statement.